GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.7%

Automobiles & Components — 0.8%
BorgWarner, Inc.	8,562	$330,836

Capital Goods — 14.1%
3M Co.(a)	1,996	348,881
A.O. Smith Corp.	1,467	80,421
AMETEK, Inc.	1,179	142,588
Carrier Global Corp.	3,557	134,170
Caterpillar, Inc.	681	123,956
Cummins, Inc.(a)	2,020	458,742
Dover Corp.	414	52,268
Eaton Corp. PLC (Ireland)	530	63,674
Emerson Electric Co.	4,152	333,696
Flowserve Corp.(b)	1,882	69,352
Fortive Corp.	373	26,416
Fortune Brands Home & Security, Inc.	60	5,143
Honeywell International, Inc.(a)	3,867	822,511
Howmet Aerospace, Inc.	6,960	198,638
Johnson Controls International PLC (Ireland)	6,611	308,006
Lockheed Martin Corp.	888	315,222
Masco Corp.(a)	10,360	569,075
Northrop Grumman Corp.	112	34,129
Pentair PLC (Ireland)	5,243	278,351
Quanta Services, Inc.	6,227	448,469
Raytheon Technologies Corp.	1,900	135,869
Roper Technologies, Inc.	66	28,452
Snap-on, Inc.	1,841	315,069
Stanley Black & Decker, Inc.	34	6,071
Trane Technologies PLC (Ireland)	3,736	542,318
TransDigm Group, Inc.*	125	77,356
WW Grainger, Inc.	105	42,876

		5,961,719

Commercial & Professional Services — 0.0%
Republic Services, Inc.	108	10,400
Robert Half International, Inc.	18	1,125

		11,525

Consumer Durables & Apparel — 1.3%
Garmin Ltd. (Switzerland)	1,217	145,626
Hanesbrands, Inc.(b)	5,044	73,542
Leggett & Platt, Inc.	109	4,829
Mohawk Industries, Inc.*	3	423
NIKE, Inc., Class B	978	138,358
PVH Corp.	327	30,702

Number of Shares	Value

COMMON STOCKS — (Continued)

Consumer Durables & Apparel — (Continued)
Whirlpool Corp.	958	$172,909

		566,389

Consumer Services — 2.2%
Hilton Worldwide Holdings, Inc.	1,569	174,567
McDonald’s Corp.(a)	1,559	334,530
MGM Resorts International	10,575	333,218
Yum! Brands, Inc.	695	75,449

		917,764

Diversified Financials — 3.2%
Berkshire Hathaway, Inc., Class B*	1,645	381,426
BlackRock, Inc.	472	340,567
Franklin Resources, Inc.	8,527	213,090
Invesco Ltd. (Bermuda)	1,663	28,986
Nasdaq, Inc.	1,215	161,279
T Rowe Price Group, Inc.(a)	1,530	231,627

		1,356,975

Energy — 0.9%
Chevron Corp.	1,368	115,528
ConocoPhillips	248	9,918
EOG Resources, Inc.	3,458	172,450
Phillips 66	384	26,857
Schlumberger NV (Curacao)	1,627	35,517

		360,270

Food & Staples Retailing — 4.9%
Costco Wholesale Corp.	259	97,586
Kroger Co. (The)(a)	29,365	932,632
Sysco Corp.	3,222	239,266
Walmart, Inc.(a)	5,538	798,303

		2,067,787

Food, Beverage & Tobacco — 13.3%
Altria Group, Inc.(a)	11,648	477,568
Archer-Daniels-Midland Co.	5,906	297,721
Campbell Soup Co.(a)	11,519	556,944
Coca-Cola Co. (The)	993	54,456
Conagra Brands, Inc.(a)	17,459	633,063
Constellation Brands, Inc., Class A	1,831	401,081
General Mills, Inc.(a)	12,040	707,952
Hershey Co. (The)	96	14,624
Hormel Foods Corp.	246	11,466
JM Smucker Co. (The)(a)	6,139	709,668
Kellogg Co.(a)	10,728	667,603
Kraft Heinz Co. (The)	9,045	313,500
Lamb Weston Holdings, Inc.	6	472

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares	2,190	$209,364
Philip Morris International, Inc.	2,227	184,373
Tyson Foods, Inc., Class A(a)	5,790	373,108

		5,612,963

Health Care Equipment & Services — 4.3%
Abbott Laboratories	1,488	162,921
CVS Health Corp.	2,667	182,156
Danaher Corp.	543	120,622
DaVita, Inc.(a)*	3,988	468,191
Hologic, Inc.*	4,328	315,208
Humana, Inc.	395	162,057
Medtronic PLC (Ireland)	693	81,178
Quest Diagnostics, Inc.	2,711	323,070
Universal Health Services, Inc., Class B	163	22,412

		1,837,815

Household & Personal Products — 6.8%
Church & Dwight Co., Inc.	4,256	371,251
Clorox Co. (The)(a)	4,983	1,006,167
Colgate-Palmolive Co.(a)	5,946	508,442
Kimberly-Clark Corp.(a)	4,202	566,556
Procter & Gamble Co. (The)(a)	3,084	429,108

		2,881,524

Insurance — 1.4%
Aflac, Inc.	30	1,334
Allstate Corp. (The)	34	3,738
Aon PLC, Class A (Ireland)	993	209,791
Cincinnati Financial Corp.	504	44,034
Marsh & McLennan Cos., Inc.	2,641	308,997
Travelers Cos., Inc. (The)	167	23,442
WR Berkley Corp.	71	4,716

		596,052

Materials — 6.1%
Amcor PLC (Jersey)	23,774	279,820
Celanese Corp.	351	45,609
CF Industries Holdings, Inc.	265	10,258
DuPont de Nemours, Inc.	6,030	428,793
Eastman Chemical Co.	1,604	160,849
International Paper Co.	1,557	77,414
Linde PLC (Ireland)	421	110,938
LyondellBasell Industries NV, Class A (Netherlands)	1,060	97,160

	Number of Shares	Value

COMMON STOCKS — (Continued)

Materials — (Continued)
Newmont Corp.(a)	7,465	$447,079
PPG Industries, Inc.(a)	3,326	479,676
Sealed Air Corp.	7,937	363,435
Sherwin-Williams Co. (The)	123	90,394

		2,591,425

Media & Entertainment — 5.3%
Activision Blizzard, Inc.	2,550	236,767
Alphabet, Inc., Class A(a)*	281	492,492
Charter Communications, Inc., Class A(a)*	773	511,378
Electronic Arts, Inc.	137	19,673
Facebook, Inc., Class A(a)*	2,159	589,752
Interpublic Group of Cos., Inc. (The)	635	14,935
Netflix, Inc.*	712	385,000
Take-Two Interactive Software, Inc.*	76	15,792

		2,265,789

Pharmaceuticals, Biotechnology & Life Sciences — 4.2%
Alexion Pharmaceuticals, Inc.*	1,323	206,706
Biogen, Inc.(a)*	785	192,215
Gilead Sciences, Inc.(a)	6,702	390,459
Illumina, Inc.*	105	38,850
Johnson & Johnson	2,014	316,963
Pfizer, Inc.(a)	12,617	464,432
Thermo Fisher Scientific, Inc.	359	167,215

		1,776,840

Retailing — 7.6%
Advance Auto Parts, Inc.	479	75,447
Amazon.com, Inc.(a)*	246	801,205
AutoZone, Inc.*	41	48,603
Best Buy Co., Inc.	1,128	112,563
Booking Holdings, Inc.*	8	17,818
Dollar General Corp.(a)	899	189,060
eBay, Inc.(a)	22,881	1,149,770
Expedia Group, Inc.	17	2,251
Gap, Inc. (The)*	269	5,431
Genuine Parts Co.	1,449	145,523
L Brands, Inc.	2,052	76,314
LKQ Corp.*	3,913	137,894
Lowe’s Cos., Inc.(a)	1,781	285,868
Pool Corp.	279	103,928
Target Corp.	52	9,180
Ulta Beauty, Inc.*	262	75,236

		3,236,091

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)

Software & Services — 8.4%
Accenture PLC, Class A (Ireland)	806	$210,535
Broadridge Financial Solutions, Inc.	2,120	324,784
Gartner, Inc.*	137	21,946
International Business Machines Corp.(a)	910	114,551
Mastercard, Inc., Class A	405	144,561
Microsoft Corp.(a)	3,991	887,678
NortonLifeLock, Inc.(a)	19,093	396,753
Oracle Corp.(a)	6,844	442,738
Paychex, Inc.(a)	6,019	560,850
PayPal Holdings, Inc.*	756	177,055
Visa, Inc., Class A	1,289	281,943
Western Union Co. (The)	66	1,448

		3,564,842

Technology Hardware & Equipment — 5.5%
Apple, Inc.(a)	8,412	1,116,188
Cisco Systems, Inc.	8,566	383,328
F5 Networks, Inc.*	424	74,599
FLIR Systems, Inc.	602	26,386
HP, Inc.	13,455	330,858
Juniper Networks, Inc.	15,717	353,790
Vontier Corp.*	1,153	38,510

		2,323,659

Telecommunication Services — 2.8%
AT&T, Inc.	12,725	365,971
Verizon Communications, Inc.(a)	13,722	806,168

		1,172,139

Transportation — 2.5%
CH Robinson Worldwide, Inc.	3,741	351,168
Expeditors International of
Washington, Inc.(a)	6,404	609,084
Norfolk Southern Corp.	368	87,440
Southwest Airlines Co.	459	21,394

		1,069,086

	Number of Shares	Value

COMMON STOCKS — (Continued)

Utilities — 0.1%
NRG Energy, Inc.	1,207	$45,323

TOTAL COMMON STOCKS (Cost $32,110,337)		40,546,813

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%		1,816,727

NET ASSETS - 100%		$42,363,540

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)

The security or a portion of this security is on loan at December 31, 2020. The total value of securities on loan at December 31, 2020 was $142,894, which was collateralized $146,268 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 1/15/2021 - 8/15/2050.

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of December 31, 2020

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 29, 2024 and November 3, 2025, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.3% of net assets as of December 31, 2020.

The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2020:

Total Return Swaps

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Long

Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	8,412	$235,073	$325,040	$94,462

Capital Goods
3M Co.	Morgan Stanley	1,795	276,033	313,748	42,802
A.O. Smith Corp.	Morgan Stanley	1,192	64,933	65,345	516
AMETEK, Inc.	Morgan Stanley	1,069	85,609	129,285	44,318
Carrier Global Corp.	Morgan Stanley	4,639	59,420	174,983	116,922
Caterpillar, Inc.	Morgan Stanley	855	80,370	155,627	77,978
Cummins, Inc.	Morgan Stanley	1,982	312,608	450,112	144,949
Dover Corp.	Morgan Stanley	410	34,491	51,763	17,917
Eaton Corp. PLC (Ireland)	Morgan Stanley	524	34,856	62,953	29,120
Emerson Electric Co.	Morgan Stanley	4,340	198,260	348,806	157,165
Flowserve Corp.	Morgan Stanley	1,867	41,478	68,799	28,655
Fortive Corp.	Morgan Stanley	844	32,264	59,772	27,604
Fortune Brands Home & Security, Inc.	Morgan Stanley	53	4,395	4,543	161
Honeywell International, Inc.	Morgan Stanley	3,822	448,468	812,939	374,811
Howmet Aerospace, Inc.	Morgan Stanley	6,904	78,730	197,040	118,388
Johnson Controls International PLC (Ireland)	Morgan Stanley	5,902	193,574	274,974	85,755
Lockheed Martin Corp.	Morgan Stanley	857	304,519	304,218	2,602
Masco Corp.	Morgan Stanley	10,207	421,852	560,671	142,002
Northrop Grumman Corp.	Morgan Stanley	45	14,472	13,712	(647)
Pentair PLC (Ireland)	Morgan Stanley	5,047	197,723	267,945	71,808
Quanta Services, Inc.	Morgan Stanley	6,137	216,300	441,987	226,834
Raytheon Technologies Corp.	Morgan Stanley	1,876	82,733	134,153	54,055
Roper Technologies, Inc.	Morgan Stanley	33	13,066	14,226	1,210
Snap-on, Inc.	Morgan Stanley	1,813	213,930	310,277	102,688
Stanley Black & Decker, Inc.	Morgan Stanley	33	2,470	5,892	3,502
Trane Technologies PLC (Ireland)	Morgan Stanley	3,687	304,732	535,205	236,571
TransDigm Group, Inc.	Morgan Stanley	127	41,380	78,594	37,259
WW Grainger, Inc.	Morgan Stanley	100	35,718	40,834	5,276

		66,160	3,794,384	5,878,403	2,150,221

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Commercial & Professional Services
Republic Services, Inc.	Morgan Stanley	110	$10,471	$10,593	$186
Robert Half International, Inc.	Morgan Stanley	19	931	1,187	1,550

		129	11,402	11,780	1,736

Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	Morgan Stanley	1,203	84,251	143,951	61,983
Hanesbrands, Inc.	Morgan Stanley	4,981	42,374	72,623	32,536
Leggett & Platt, Inc.	Morgan Stanley	109	2,859	4,829	2,112
Mohawk Industries, Inc.	Morgan Stanley	3	195	423	237
NIKE, Inc., Class B	Morgan Stanley	965	129,729	136,519	7,239
PVH Corp.	Morgan Stanley	338	10,950	31,735	20,805
Whirlpool Corp.	Morgan Stanley	942	118,999	170,022	53,846

		8,541	389,357	560,102	178,758

Consumer Services
Hilton Worldwide Holdings, Inc.	Morgan Stanley	1,526	157,584	169,783	12,481
McDonald’s Corp.	Morgan Stanley	1,542	217,192	330,882	119,733
MGM Resorts International	Morgan Stanley	10,792	146,572	340,056	193,701
Yum! Brands, Inc.	Morgan Stanley	647	53,307	70,238	17,955

		14,507	574,655	910,959	343,870

Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	1,282	257,323	297,257	40,150
BlackRock, Inc.	Morgan Stanley	444	204,278	320,364	119,695
Franklin Resources, Inc.	Morgan Stanley	8,487	144,140	212,090	75,044
Invesco Ltd. (Bermuda)	Morgan Stanley	1,643	11,189	28,637	17,976
Nasdaq, Inc.	Morgan Stanley	1,198	140,836	159,023	20,119
T Rowe Price Group, Inc.	Morgan Stanley	1,518	159,715	229,810	74,353

		14,572	917,481	1,247,181	347,337

Energy
ConocoPhillips	Morgan Stanley	240	5,635	9,598	4,281
EOG Resources, Inc.	Morgan Stanley	3,330	168,282	166,067	(2,197)
Phillips 66.	Morgan Stanley	386	24,335	26,997	2,696
Schlumberger NV (Curacao)	Morgan Stanley	1,595	21,978	34,819	13,387

		5,551	220,230	237,481	18,167

Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	256	93,778	96,456	2,789
Kroger Co. (The)	Morgan Stanley	29,025	924,318	921,834	6,669
Sysco Corp.	Morgan Stanley	3,349	149,619	248,697	102,369
Walmart, Inc.	Morgan Stanley	5,476	632,892	789,365	164,930

		38,106	1,800,607	2,056,352	276,757

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	10,047	388,014	411,927	39,607
Archer-Daniels-Midland Co.	Morgan Stanley	6,666	241,893	336,033	101,171

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Food, Beverage & Tobacco — (continued)
Campbell Soup Co.	Morgan Stanley	14,148	$691,831	$684,056	$5,460
Coca-Cola Co. (The)	Morgan Stanley	1,015	39,019	55,663	17,935
Conagra Brands, Inc.	Morgan Stanley	16,683	600,089	604,926	9,316
Constellation Brands, Inc., Class A	Morgan Stanley	1,811	254,708	396,700	145,582
General Mills, Inc.	Morgan Stanley	11,566	667,168	680,081	29,484
Hershey Co. (The)	Morgan Stanley	81	11,993	12,339	365
Hormel Foods Corp.	Morgan Stanley	241	11,609	11,233	(313)
JM Smucker Co. (The)	Morgan Stanley	5,884	650,340	680,190	42,923
Kellogg Co.	Morgan Stanley	10,414	673,302	648,063	(12,321)
Kraft Heinz Co. (The)	Morgan Stanley	8,925	283,365	309,341	30,783
Lamb Weston Holdings, Inc.	Morgan Stanley	6	288	472	197
McCormick & Co., Inc., non-voting shares	Morgan Stanley	2,068	189,617	197,701	9,327
Philip Morris International, Inc.	Morgan Stanley	2,146	159,500	177,667	20,602
Tyson Foods, Inc., Class A	Morgan Stanley	5,558	339,101	358,158	23,580

		97,259	5,201,837	5,564,550	463,698

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	189	16,879	20,694	4,130
CVS Health Corp.	Morgan Stanley	1,915	126,915	130,795	4,567
Danaher Corp.	Morgan Stanley	170	28,471	37,764	9,419
DaVita, Inc.	Morgan Stanley	3,801	292,575	446,237	153,926
Hologic, Inc.	Morgan Stanley	3,530	236,469	257,090	20,825
Humana, Inc.	Morgan Stanley	345	137,195	141,543	4,797
Medtronic PLC (Ireland)	Morgan Stanley	687	52,461	80,475	29,636
Quest Diagnostics, Inc.	Morgan Stanley	2,636	325,363	314,132	(11,093)
Universal Health Services, Inc., Class B	Morgan Stanley	167	15,133	22,962	7,852

		13,440	1,231,461	1,451,692	224,059

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	3,519	300,547	306,962	7,821
Clorox Co. (The)	Morgan Stanley	4,626	941,275	934,082	518
Colgate-Palmolive Co.	Morgan Stanley	5,365	361,729	458,761	103,410
Kimberly-Clark Corp.	Morgan Stanley	3,906	527,634	526,646	14,237
Procter & Gamble Co. (The)	Morgan Stanley	3,045	332,197	423,681	98,223

		20,461	2,463,382	2,650,132	224,209

Insurance
Aflac, Inc.	Morgan Stanley	29	789	1,290	535
Allstate Corp. (The)	Morgan Stanley	33	2,401	3,628	1,291
Aon PLC, Class A (Ireland)	Morgan Stanley	968	176,963	204,509	28,030
Cincinnati Financial Corp.	Morgan Stanley	455	22,400	39,753	18,200
Marsh & McLennan Cos., Inc.	Morgan Stanley	2,542	272,271	297,414	25,411
Travelers Cos., Inc. (The)	Morgan Stanley	164	14,551	23,021	8,909
WR Berkley Corp.	Morgan Stanley	68	3,177	4,517	1,375

		4,259	492,552	574,132	83,751

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials
Amcor PLC (Jersey)	Morgan Stanley	15,507	$168,681	$182,517	$16,663
Celanese Corp.	Morgan Stanley	425	27,545	55,225	28,503
CF Industries Holdings, Inc.	Morgan Stanley	124	2,968	4,800	1,918
DuPont de Nemours, Inc.	Morgan Stanley	6,132	232,738	436,047	209,039
Eastman Chemical Co.	Morgan Stanley	1,709	95,351	171,379	79,119
International Paper Co.	Morgan Stanley	1,548	46,777	76,967	32,619
Linde PLC (Ireland)	Morgan Stanley	484	85,022	127,539	43,998
LyondellBasell Industries NV, Class A
(Netherlands)	Morgan Stanley	1,049	42,330	96,151	57,171
Newmont Corp.	Morgan Stanley	7,375	447,908	441,689	(2,841)
PPG Industries, Inc.	Morgan Stanley	3,288	299,145	474,195	179,755
Sealed Air Corp.	Morgan Stanley	7,836	225,314	358,810	141,945
Sherwin-Williams Co. (The)	Morgan Stanley	127	91,509	93,334	1,904

		45,604	1,765,288	2,518,653	789,793

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	1,689	134,487	156,824	22,755
Alphabet, Inc., Class A	Morgan Stanley	621	704,914	1,088,389	384,098
Charter Communications, Inc., Class A	Morgan Stanley	639	353,309	422,730	69,796
Electronic Arts, Inc.	Morgan Stanley	137	16,183	19,673	5,339
Facebook, Inc., Class A	Morgan Stanley	537	122,996	146,687	24,157
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	628	9,232	14,771	6,035
Netflix, Inc.	Morgan Stanley	606	296,316	327,682	31,619
Take-Two Interactive Software, Inc.	Morgan Stanley	66	8,455	13,714	5,276

		4,923	1,645,892	2,190,470	549,075

Pharmaceuticals, Biotechnology & Life Sciences
Alexion Pharmaceuticals, Inc.	Morgan Stanley	1,437	133,876	224,517	90,766
Biogen, Inc.	Morgan Stanley	797	183,522	195,153	11,736
Gilead Sciences, Inc.	Morgan Stanley	3,796	231,007	221,155	(5,879)
Illumina, Inc.	Morgan Stanley	34	11,729	12,580	870
Johnson & Johnson	Morgan Stanley	1,899	229,693	298,865	79,000
Pfizer, Inc.	Morgan Stanley	12,464	476,267	458,800	(17,284)
Thermo Fisher Scientific, Inc.	Morgan Stanley	355	160,697	165,352	4,879

		20,782	1,426,791	1,576,422	164,088

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	600	49,235	94,506	45,815
Amazon.com, Inc.	Morgan Stanley	450	794,191	1,465,619	672,127
AutoZone, Inc.	Morgan Stanley	29	27,305	34,378	7,106
Best Buy Co., Inc.	Morgan Stanley	1,161	63,358	115,856	54,558
Booking Holdings, Inc.	Morgan Stanley	7	8,661	15,591	6,946
Dollar General Corp.	Morgan Stanley	921	161,686	193,686	33,383
eBay, Inc.	Morgan Stanley	22,204	798,116	1,115,751	328,893
Expedia Group, Inc.	Morgan Stanley	15	687	1,986	1,308
Gap, Inc. (The)	Morgan Stanley	264	1,482	5,330	3,858

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Retailing — (continued)
Genuine Parts Co.	Morgan Stanley	1,479	$126,913	$148,536	$24,980
L Brands, Inc.	Morgan Stanley	2,004	76,865	74,529	(2,296)
LKQ Corp.	Morgan Stanley	4,097	75,855	144,378	68,599
Lowe’s Cos., Inc.	Morgan Stanley	1,758	208,019	282,177	76,370
Pool Corp.	Morgan Stanley	273	92,346	101,692	9,459
Target Corp.	Morgan Stanley	51	8,828	9,003	191
Ulta Beauty, Inc.	Morgan Stanley	260	38,967	74,662	35,737

		35,573	2,532,514	3,877,680	1,367,034

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	921	153,891	240,574	88,911
Broadridge Financial Solutions, Inc.	Morgan Stanley	1,629	222,493	249,563	28,957
Gartner, Inc.	Morgan Stanley	87	10,236	13,937	3,718
International Business Machines Corp.	Morgan Stanley	965	90,980	121,474	35,961
Mastercard, Inc., Class A	Morgan Stanley	845	212,579	301,614	90,243
Microsoft Corp.	Morgan Stanley	6,045	884,694	1,344,529	470,098
NortonLifeLock, Inc.	Morgan Stanley	18,845	376,982	391,599	22,728
Oracle Corp.	Morgan Stanley	5,599	290,901	362,199	74,479
Paychex, Inc.	Morgan Stanley	5,878	383,623	547,712	173,512
PayPal Holdings, Inc.	Morgan Stanley	685	107,049	160,427	53,480
Visa, Inc., Class A	Morgan Stanley	743	120,099	162,516	43,218
Western Union Co. (The)	Morgan Stanley	60	1,080	1,316	1,378

		42,302	2,854,607	3,897,460	1,086,683

Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	9,161	587,824	1,215,573	634,445
Cisco Systems, Inc.	Morgan Stanley	8,161	326,115	365,205	41,614
F5 Networks, Inc.	Morgan Stanley	377	44,911	66,329	21,467
FLIR Systems, Inc.	Morgan Stanley	436	13,774	19,110	5,579
HP, Inc.	Morgan Stanley	12,777	189,324	314,186	132,015
Juniper Networks, Inc.	Morgan Stanley	15,032	328,342	338,370	16,052
Vontier Corp.	Morgan Stanley	1,333	34,482	44,522	10,080

		47,277	1,524,772	2,363,295	861,252

Telecommunication Services
AT&T, Inc.	Morgan Stanley	12,049	345,463	346,529	1,210
Verizon Communications, Inc.	Morgan Stanley	13,072	744,561	767,980	33,553

		25,121	1,090,024	1,114,509	34,763

Transportation
CH Robinson Worldwide, Inc.	Morgan Stanley	3,004	282,071	281,985	3,191
Expeditors International of Washington,
Inc.	Morgan Stanley	6,368	458,610	605,660	154,322
Norfolk Southern Corp.	Morgan Stanley	363	58,877	86,252	28,118
Southwest Airlines Co.	Morgan Stanley	470	21,996	21,907	(69)

		10,205	821,554	995,804	185,562

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities
NRG Energy, Inc.	Morgan Stanley	1,194	$37,563	$44,835	$8,623

Total Reference Entity — Long			31,031,426	40,046,932	9,453,898

Short

Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(2,412)	(263,888)	(314,259)	(51,814)
Tesla, Inc.	Morgan Stanley	(122)	(80,781)	(86,092)	(5,836)

		(2,534)	(344,669)	(400,351)	(57,650)

Banks
Bank of America Corp.	Morgan Stanley	(11,394)	(395,830)	(345,352)	41,370
Citigroup, Inc.	Morgan Stanley	(970)	(55,780)	(59,810)	(4,184)
Citizens Financial Group, Inc.	Morgan Stanley	(1,713)	(59,149)	(61,257)	(2,350)
Fifth Third Bancorp	Morgan Stanley	(3,138)	(93,332)	(86,515)	3,222
Huntington Bancshares, Inc.	Morgan Stanley	(4,506)	(58,592)	(56,911)	537
KeyCorp	Morgan Stanley	(2,528)	(43,861)	(41,484)	1,298
M&T Bank Corp.	Morgan Stanley	(1,293)	(218,171)	(164,599)	48,141
People’s United Financial, Inc.	Morgan Stanley	(2,959)	(39,486)	(38,260)	884
Regions Financial Corp.	Morgan Stanley	(11,985)	(188,120)	(193,198)	(6,550)
Truist Financial Corp.	Morgan Stanley	(5,656)	(255,918)	(271,092)	(17,375)

		(46,142)	(1,408,239)	(1,318,478)	64,993

Capital Goods
Boeing Co. (The)	Morgan Stanley	(2,952)	(787,382)	(631,905)	150,109
General Electric Co.	Morgan Stanley	(2,110)	(25,112)	(22,788)	2,191
Textron, Inc.	Morgan Stanley	(558)	(26,284)	(26,968)	(986)

		(5,620)	(838,778)	(681,661)	151,314

Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(1,453)	(167,208)	(184,894)	(18,352)

Consumer Durables & Apparel
NVR, Inc.	Morgan Stanley	(87)	(353,733)	(354,948)	(2,021)
Tapestry, Inc.	Morgan Stanley	(1,916)	(56,554)	(59,549)	(3,117)
VF Corp.	Morgan Stanley	(873)	(75,549)	(74,563)	379

		(2,876)	(485,836)	(489,060)	(4,759)

Consumer Services
Chipotle Mexican Grill, Inc.	Morgan Stanley	(41)	(57,611)	(56,855)	632
Darden Restaurants, Inc.	Morgan Stanley	(861)	(96,302)	(102,562)	(7,868)
Las Vegas Sands Corp.	Morgan Stanley	(3,443)	(197,228)	(205,203)	(12,512)
Marriott International, Inc., Class A	Morgan Stanley	(1,533)	(219,336)	(202,233)	15,870
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(2,137)	(105,341)	(54,344)	50,763
Starbucks Corp.	Morgan Stanley	(1,624)	(162,560)	(173,735)	(12,540)
Wynn Resorts Ltd.	Morgan Stanley	(1,823)	(187,682)	(205,689)	(20,803)

		(11,462)	(1,026,060)	(1,000,621)	13,542

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(381)	$(72,333)	$(74,040)	$(1,865)
Capital One Financial Corp.	Morgan Stanley	(378)	(37,829)	(37,365)	(193)
Charles Schwab Corp. (The)	Morgan Stanley	(742)	(37,451)	(39,356)	(3,858)
MarketAxess Holdings, Inc.	Morgan Stanley	(262)	(141,571)	(149,487)	(8,707)
Moody’s Corp.	Morgan Stanley	(63)	(17,664)	(18,285)	(653)
MSCI, Inc.	Morgan Stanley	(1,800)	(617,885)	(803,754)	(191,718)
Northern Trust Corp.	Morgan Stanley	(1,164)	(125,538)	(108,415)	14,355
Raymond James Financial, Inc.	Morgan Stanley	(2,526)	(224,488)	(241,662)	(19,009)
State Street Corp.	Morgan Stanley	(2,595)	(187,508)	(188,864)	(3,244)

		(9,911)	(1,462,267)	(1,661,228)	(214,892)

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(12,688)	(255,669)	(206,561)	45,650
Devon Energy Corp.	Morgan Stanley	(3,741)	(69,673)	(59,145)	7,832
Exxon Mobil Corp.	Morgan Stanley	(7,786)	(314,967)	(320,939)	(6,689)
Occidental Petroleum Corp.	Morgan Stanley	(19,958)	(572,069)	(345,473)	210,049
ONEOK, Inc.	Morgan Stanley	(12,005)	(581,507)	(460,752)	97,698

		(56,178)	(1,793,885)	(1,392,870)	354,540

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(1,094)	(284,826)	(354,675)	(73,052)
Align Technology, Inc.	Morgan Stanley	(1,031)	(379,941)	(550,946)	(174,683)
Boston Scientific Corp.	Morgan Stanley	(8,468)	(303,776)	(304,425)	(1,340)
Cooper Cos., Inc. (The)	Morgan Stanley	(1,346)	(434,865)	(489,029)	(55,196)
DexCom, Inc.	Morgan Stanley	(2,476)	(989,316)	(915,427)	71,299
Edwards Lifesciences Corp.	Morgan Stanley	(6,310)	(490,677)	(575,661)	(88,223)
Henry Schein, Inc.	Morgan Stanley	(1,615)	(104,794)	(107,979)	(4,055)
IDEXX Laboratories, Inc.	Morgan Stanley	(279)	(116,878)	(139,464)	(23,490)
Intuitive Surgical, Inc.	Morgan Stanley	(572)	(425,877)	(467,953)	(45,737)
ResMed, Inc.	Morgan Stanley	(419)	(88,690)	(89,063)	(605)
Teleflex, Inc.	Morgan Stanley	(1,049)	(387,921)	(431,737)	(45,351)
West Pharmaceutical Services, Inc.	Morgan Stanley	(93)	(26,506)	(26,348)	106
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(2,609)	(391,276)	(402,021)	(12,255)

		(27,361)	(4,425,343)	(4,854,728)	(452,582)

Household & Personal Products
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(588)	(147,976)	(156,520)	(8,876)

Insurance
American International Group, Inc.	Morgan Stanley	(2,498)	(123,268)	(94,574)	25,221
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	(273)	(63,097)	(63,907)	(946)
Lincoln National Corp.	Morgan Stanley	(2,295)	(114,703)	(115,461)	(1,015)
Loews Corp.	Morgan Stanley	(1,754)	(76,573)	(78,965)	(2,560)
Principal Financial Group, Inc.	Morgan Stanley	(77)	(3,988)	(3,820)	287
Prudential Financial, Inc.	Morgan Stanley	(38)	(3,544)	(2,967)	452
Unum Group	Morgan Stanley	(889)	(20,546)	(20,394)	114

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Insurance — (continued)
Willis Towers Watson PLC (Ireland)	Morgan Stanley	(861)	$(180,830)	$(181,395)	$(1,585)

		(8,685)	(586,549)	(561,483)	19,968

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(1,201)	(338,326)	(328,137)	7,808
Albemarle Corp.	Morgan Stanley	(2,149)	(193,117)	(317,020)	(130,372)
Ball Corp.	Morgan Stanley	(2,360)	(225,817)	(219,905)	5,096

		(5,710)	(757,260)	(865,062)	(117,468)

Pharmaceuticals, Biotechnology & Life Sciences
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(348)	(188,747)	(202,863)	(14,737)
Catalent, Inc.	Morgan Stanley	(5,992)	(533,124)	(623,587)	(91,684)
IQVIA Holdings, Inc.	Morgan Stanley	(3,303)	(549,571)	(591,799)	(43,759)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(6,755)	(369,452)	(302,084)	62,975
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(2,789)	(763,327)	(659,152)	101,998

		(19,187)	(2,404,221)	(2,379,485)	14,793

Real Estate
Digital Realty Trust, Inc., REIT	Morgan Stanley	(1,598)	(251,699)	(222,937)	24,612
Duke Realty Corp., REIT	Morgan Stanley	(49)	(1,928)	(1,958)	(33)
Equinix, Inc., REIT	Morgan Stanley	(886)	(646,332)	(632,763)	8,555
Essex Property Trust, Inc., REIT	Morgan Stanley	(138)	(32,384)	(32,764)	(707)
Healthpeak Properties, Inc., REIT	Morgan Stanley	(12,703)	(356,633)	(384,012)	(34,712)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(4,845)	(70,084)	(70,882)	(953)
Regency Centers Corp., REIT	Morgan Stanley	(557)	(26,073)	(25,394)	313
SL Green Realty Corp., REIT	Morgan Stanley	(1,257)	(75,037)	(74,892)	(2,460)
Vornado Realty Trust, REIT	Morgan Stanley	(1,783)	(70,599)	(66,577)	3,868

		(23,816)	(1,530,769)	(1,512,179)	(1,517)

Retailing
CarMax, Inc.	Morgan Stanley	(1,450)	(137,353)	(136,967)	59
Dollar Tree, Inc.	Morgan Stanley	(1,704)	(188,014)	(184,100)	3,602
Etsy, Inc.	Morgan Stanley	(4,355)	(527,782)	(774,798)	(248,224)
Home Depot, Inc. (The)	Morgan Stanley	(187)	(50,045)	(49,671)	267
Tiffany & Co.	Morgan Stanley	(511)	(67,089)	(67,171)	(227)

		(8,207)	(970,283)	(1,212,707)	(244,523)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(9,805)	(627,432)	(899,217)	(273,222)
Analog Devices, Inc.	Morgan Stanley	(235)	(33,862)	(34,716)	(936)
Microchip Technology, Inc.	Morgan Stanley	(1,010)	(128,442)	(139,491)	(11,940)
NVIDIA Corp.	Morgan Stanley	(1,496)	(787,395)	(781,211)	4,122
Qorvo, Inc.	Morgan Stanley	(921)	(136,802)	(153,135)	(17,827)
Skyworks Solutions, Inc.	Morgan Stanley	(3,657)	(530,372)	(559,082)	(31,732)
Xilinx, Inc.	Morgan Stanley	(1,947)	(272,666)	(276,026)	(4,146)

		(19,071)	(2,516,971)	(2,842,878)	(335,681)

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(4,262)	$(461,106)	$(447,467)	$12,566
Citrix Systems, Inc.	Morgan Stanley	(752)	(98,009)	(97,835)	(110)
DXC Technology Co.	Morgan Stanley	(15,591)	(359,550)	(401,468)	(43,851)
Fidelity National Information Services, Inc.	Morgan Stanley	(4,507)	(638,856)	(637,560)	(3,815)
Fiserv, Inc.	Morgan Stanley	(1,045)	(124,170)	(118,984)	4,909
FleetCor Technologies, Inc.	Morgan Stanley	(540)	(145,143)	(147,328)	(2,644)
Fortinet, Inc.	Morgan Stanley	(5,703)	(797,322)	(847,067)	(52,019)
Global Payments, Inc.	Morgan Stanley	(4,328)	(788,440)	(932,338)	(151,744)
Intuit, Inc.	Morgan Stanley	(1,459)	(512,182)	(554,201)	(46,089)
Jack Henry & Associates, Inc.	Morgan Stanley	(301)	(56,792)	(48,759)	7,526
Paycom Software, Inc.	Morgan Stanley	(2,019)	(612,097)	(913,093)	(303,371)
Tyler Technologies, Inc.	Morgan Stanley	(898)	(325,443)	(391,995)	(67,888)
VeriSign, Inc.	Morgan Stanley	(1,717)	(367,565)	(371,559)	(4,940)

		(43,122)	(5,286,675)	(5,909,654)	(651,470)

Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(1,052)	(281,074)	(305,680)	(25,245)
Hewlett Packard Enterprise Co.	Morgan Stanley	(4,507)	(54,292)	(53,408)	720
IPG Photonics Corp.	Morgan Stanley	(2,474)	(424,939)	(553,656)	(131,755)
Keysight Technologies, Inc.	Morgan Stanley	(2,800)	(301,695)	(369,852)	(76,526)
Motorola Solutions, Inc.	Morgan Stanley	(53)	(9,161)	(9,013)	68
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	(184)	(21,626)	(22,277)	(697)
Western Digital Corp.	Morgan Stanley	(15,243)	(727,189)	(844,310)	(123,376)
Xerox Holdings Corp.	Morgan Stanley	(3,379)	(77,116)	(78,359)	(2,228)

		(29,692)	(1,897,092)	(2,236,555)	(359,039)

Telecommunication Services
T-Mobile US, Inc.	Morgan Stanley	(4,357)	(508,808)	(587,541)	(80,413)

Utilities
Alliant Energy Corp.	Morgan Stanley	(4,547)	(243,632)	(234,307)	7,584
Ameren Corp.	Morgan Stanley	(6,852)	(541,350)	(534,867)	(3,567)
American Electric Power Co., Inc.	Morgan Stanley	(3,950)	(341,785)	(328,917)	8,884
American Water Works Co., Inc.	Morgan Stanley	(2,011)	(290,691)	(308,628)	(20,520)
Atmos Energy Corp.	Morgan Stanley	(4,443)	(447,043)	(423,995)	17,324
CenterPoint Energy, Inc.	Morgan Stanley	(17,123)	(415,814)	(370,542)	40,188
CMS Energy Corp.	Morgan Stanley	(6,721)	(415,127)	(410,048)	586
Consolidated Edison, Inc.	Morgan Stanley	(2,594)	(197,759)	(187,468)	8,223
Dominion Energy, Inc.	Morgan Stanley	(728)	(54,860)	(54,746)	(56)
DTE Energy Co.	Morgan Stanley	(3,794)	(479,576)	(460,630)	6,552
Edison International	Morgan Stanley	(8,841)	(568,754)	(555,392)	(10,119)
Entergy Corp.	Morgan Stanley	(4,406)	(476,253)	(439,895)	25,571
Evergy, Inc.	Morgan Stanley	(5,009)	(278,093)	(278,050)	(4,665)
Eversource Energy	Morgan Stanley	(5,543)	(489,347)	(479,525)	2,115
Exelon Corp.	Morgan Stanley	(9,705)	(479,987)	(409,745)	54,398

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

December 31, 2020

(Unaudited)

Total Return Swaps (concluded)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
FirstEnergy Corp.	Morgan Stanley	(15,084)	$(517,351)	$(461,721)	$44,284
NextEra Energy, Inc.	Morgan Stanley	(4,553)	(343,552)	(351,264)	(9,248)
Pinnacle West Capital Corp.	Morgan Stanley	(4,213)	(362,970)	(336,829)	19,733
PPL Corp.	Morgan Stanley	(10,454)	(332,268)	(294,803)	26,899
Public Service Enterprise Group, Inc.	Morgan Stanley	(3,473)	(205,230)	(202,476)	902
Sempra Energy	Morgan Stanley	(3,236)	(421,749)	(412,299)	2,719
Southern Co. (The)	Morgan Stanley	(1,945)	(117,636)	(119,481)	(2,108)
WEC Energy Group, Inc.	Morgan Stanley	(3,955)	(376,814)	(363,979)	7,995
Xcel Energy, Inc.	Morgan Stanley	(5,516)	(376,910)	(367,752)	1,919

		(138,696)	(8,774,551)	(8,387,359)	225,593

Total Reference Entity — Short			(37,333,440)	(38,635,314)	(1,702,479)

Net Value of Reference Entity			$(6,302,014)	$1,411,618	$7,751,419

*	Includes $(775,476) related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $7,751,419, which are considered Level 2 as of and for the period ended December 31, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.